Consolidated Statement of Cash Flows - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Cash generated from operations	¥ 8,784,496	¥ 8,479,057	¥ 5,176,515
Interest paid to related parties	0	(3,570)	(32,400)
Interest paid to third parties	(17,664)	(25,617)	(178,173)
Income tax paid	(1,706,014)	(1,268,100)	(33,118)
Net cash generated from operating activities	7,060,818	7,181,770	4,932,824
Cash flows from investing activities
Dividends received from joint ventures and associates	479,633	557,312	216,530
Interest received from related parties	5,147	232	624
Interest received from third parties	221,835	124,148	46,263
Net proceeds from disposal of property, plant and equipment	3,407	11,889	16,875
Net proceeds from disposal of joint ventures	10,339	0	0
Cash received from entrusted lending	88,000	106,000	82,000
Cash received from six-month time deposits	500,000	0	0
Cash payment of six-month time deposits	(2,500,000)	0	0
Cash payment of entrusted lending	(12,000)	(88,000)	(106,000)
Purchases of property, plant and equipment from related parties	(172,154)	(205,775)	(74,702)
Purchases of property, plant and equipment and other long-term assets from third parties	(1,024,909)	(695,701)	(620,575)
Net cash used in investing activities	(2,400,702)	(189,895)	(438,985)
Cash flows from financing activities
Proceeds from borrowings from third parties	2,119,147	2,589,432	26,279,758
Proceeds from exercising share option incentive scheme	54,580	0	0
Proceeds from borrowings from related parties	0	0	5,720,000
Repayments of borrowings to related parties	0	(370,000)	(6,420,000)
Repayments of borrowings to third parties	(2,059,422)	(3,743,000)	(29,264,713)
Dividends paid to the Company's shareholders	(2,697,188)	(1,084,814)	(287)
Dividends paid by subsidiaries to non-controlling interests	(6,900)	(28,775)	(10,460)
Net cash used in financing activities	(2,589,783)	(2,637,157)	(3,695,702)
Net increase in cash and cash equivalents	2,070,333	4,354,718	798,137
Cash and cash equivalents at beginning of the year	5,440,623	1,077,430	279,198
Exchange gain/(loss) on cash and cash equivalents	(6,690)	8,475	95
Cash and cash equivalents at end of the year	¥ 7,504,266	¥ 5,440,623	¥ 1,077,430